Prepaid expenses and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other receivables
Refundable value added tax on import		$ 2,517
Prepaid expenses and other receivables	$ 2,534	450
Total other prepaid expenses and other receivables	$ 2,534	$ 2,967